DISCONTINUED OPERATIONS - Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Disposal Group, Including Discontinued Operation, Additional Disclosures
Mandatory debt payment amount				$ 500.0
The amount of corporate debt, used as the basis for allocating interest expense to discontinued operations				$ 1,900.0	$ 1,900.0	$ 1,900.0
Epsilon | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 2,175.1	$ 2,272.1	$ 2,155.2
Cost of operations (exclusive of depreciation and amortization disclosed separately below)	1,744.4	1,834.8	1,714.4
Depreciation and amortization	115.4	109.4	99.8
Amortization of purchased intangibles	178.3	200.3	225.4
Interest expense	128.3	109.0	57.6
Income before provision for income taxes	8.7	18.6	58.0
(Benefit) provision for income taxes	(8.9)	(0.9)	20.6
Income from discontinued operations, net of taxes	17.6	19.5	37.4
Disposal Group, Including Discontinued Operation, Additional Disclosures
Depreciation and amortization	293.7	309.7	325.2
Capital expenditures	$ 106.5	$ 107.2	$ 119.8